Change In Acquisition-Related Contingent Consideration Liability (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition, Contingent Consideration [Line Items]
Acquisition-related contingent consideration liability	$ 2.5